Document and Entity Information	Sep. 21, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 21, 2018
Registrant Name	Aberdeen Standard Investments ETFs
Central Index Key	0001597934
Amendment Flag	false
Document Creation Date	Sep. 21, 2018
Document Effective Date	Oct. 01, 2018
Prospectus Date	May 01, 2018